Document And Entity Information	Apr. 02, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2021
Entity Registrant Name	INOGEN, INC.
Entity Central Index Key	0001294133
Entity Emerging Growth Company	false
Entity File Number	001-36309
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0989359
Entity Address, Address Line One	301 Coromar Drive
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	805
Local Phone Number	562-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.001 par value
Trading Symbol	INGN
Security Exchange Name	NASDAQ
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	326 Bollay Drive
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117